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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL LARSON
                 -------------------------------
   Address:      2365 CARILLON POINT
                 -------------------------------
                 KIRKLAND, WA 98033
                 -------------------------------

Form 13F File Number: 28-05147
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MICHAEL LARSON
         -------------------------------
Title:   REPORTING MANAGER
         -------------------------------
Phone:   (425) 803-0720
         -------------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL LARSON                 KIRKLAND, WASHINGTON    MAY 14, 2001
-------------------------------    --------------------    -------------
[Signature]                        [City, State]           [Date]

Report Type (Check only one.):

    /X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                           --------------------

Form 13F Information Table Entry Total:                              *
                                                           --------------------

Form 13F Information Table Value Total:                   $          *
                                                           --------------------
                                                                    (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name

     1         28-05149                     Cascade Investment, L.L.C.
     ------       -----------------         ---------------------------------

   [Repeat as necessary.]


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

                                                     FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8
-----------------------------  ---------------- --------- -------- ------------------- ------------ --------- ---------------------
                                                           VALUE       SHRS OR    SH/   INVSTMNT      OTHER      VOTING AUTHORITY
      NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT    PRN   DSCRETN     MANAGERS  SOLE    SHARED   NONE
-----------------------------  ---------------- --------- --------     --------  ---   ------------ --------- -------- ------- -----
ALASKA AIR GROUP               COMMON STOCK     011659109  36,224.15    1,409,500  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                    COMMON STOCK     05379B107  50,877.75    2,887,500  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS, INC.             COMMON STOCK     09688T106  23,753.37    2,047,704  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO.  COMMON STOCK     136375102 377,332.86   10,016,800  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                      COMMON STOCK     449295104 238,716.90    5,025,619  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS SHIPBUILDING      COMMON STOCK     652228107 125,325.81    2,562,900  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY       COMMON STOCK     689648103  39,885.75    1,399,500  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS              COMMON STOCK     69562K100  20,875       2,000,000  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
PAN AMERN SILVER CORP          COMMON STOCK     697900108   7,956.56    3,105,000  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SERVICE COMPANY OF
  NEW MEXICO                   COMMON STOCK     744499104  68,013.95    2,344,500  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC              COMMON STOCK     760759100 285,328.13   15,217,500  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC         COMMON STOCK     806882106   7,790.96      602,200  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS               COMMON STOCK     812578102  17,605.44    3,521,088  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CENTRAL
  TRANSPORTATION               COMMON STOCK     976592105  62,946.75    3,949,600  SH        YES       N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

[Repeat as necessary]